Schedule of Trade and Other Receivables (Details) (Parenthetical) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Entity Information [Line Items]
Trade and other receivables	$ 44,386
Good Earth Oils Pty Ltd [member]
Entity Information [Line Items]
Trade and other receivables	$ 169,148	$ 138,000	$ 380,604